Consolidated Statement of Changes in Shareholders' Equity Statement - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at	$ 874,967	$ 809		$ 1,717,144	$ (786,266)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)		7,248,180
Net loss	$ (169,754)
Common Stock Issued	82,255	$ 47		82,208
Common Stock Issued (shares)		4,715,000
Issuance of restricted stock, net of forfeitures	0	$ 0		0
Dividends	(2,011)			(2,011)
Issuance of restricted stock, net of forfeitures (shares)		29,400
Adjustment to Common Stock, Reverse Stock Split	(2)	$ (2)
Restricted stock amortization	4,019			4,019
Balance at	$ 789,474	$ 854		1,801,360	(956,020)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)		11,992,580
Balance at	$ 272,598	$ 859		1,803,431	(1,458,248)
Treasury Stock, Common, Shares	(73,444,000)
Balance (shares)	11,310,073	11,310,073
Net loss	$ 54,876
Treasury Stock, Shares, Retired		0
Treasury Stock, Retired, Cost Method, Amount	0	$ (20)	$ (74,134)	(74,114)
Dividends	(1,124)			(1,124)
Treasury Shares		(76,469)
Treasury Stock, Value, Acquired, Cost Method	(1,407)		$ (1,407)
Restricted stock amortization	3,526			3,526
Balance at	$ 328,468	$ 839		$ 1,731,718	$ (1,403,372)
Treasury Stock, Common, Shares	(717,000)
Balance (shares)	11,233,604	11,233,604